21. Deferred Revenue (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 31,309	R$ 34,810
Current	18,413	22,300
Non-current	12,896	12,510
Franchising upfront fee
SummaryOfDeferredRevenueLineItems [Line Items]
Deferred revenue	19,537	18,620
Loyalty program Km de Vantagens
SummaryOfDeferredRevenueLineItems [Line Items]
Deferred revenue	9,134	13,062
Loyalty program Clube Extrafarma
SummaryOfDeferredRevenueLineItems [Line Items]
Deferred revenue	R$ 2,638	R$ 3,128